UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:                    December 31

Date of reporting period:                 September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Sovereign Investors Fund

9.30.2005

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Issuer	Shares	Value
Common stocks 80.56%		$980,119,412
(Cost $699,775,669)

Advertising 1.04%		12,682,490

Omnicom Group, Inc. (L)	151,650	12,682,490
Aerospace & Defense 1.63%		19,782,840

General Dynamics Corp.	100,000	11,955,000
United Technologies Corp.	151,000	7,827,840
Asset Management & Custody Banks 1.62%		19,760,000

Bank of New York Co., Inc. (The)	500,000	14,705,000
Northern Trust Corp. (L)	100,000	5,055,000
Auto Parts & Equipment 1.02%		12,410,000

Johnson Controls, Inc.	200,000	12,410,000
Communications Equipment 2.15%		26,173,855

Cisco Systems, Inc. (I)(L)	1,459,780	26,173,855
Computer Hardware 3.48%		42,283,506

Dell, Inc. (I)(L)	410,000	14,022,000
International Business Machines Corp.	352,300	28,261,506
Construction & Farm Machinery & Heavy Trucks 1.45%		17,625,000

Caterpiller, Inc. (L)	300,000	17,625,000
Consumer Finance 1.90%		23,082,264

American Express Co.	401,850	23,082,264
Data Processing & Outsourced Services 1.59%		19,368,000

Automatic Data Processing, Inc.	450,000	19,368,000
Diversified Banks 6.18%		75,124,111

Bank of America Corp. (L)	607,600	25,579,960
U.S. Bancorp.	480,100	13,481,208
Wachovia Corp.	353,000	16,799,270
Wells Fargo & Co.	328,900	19,263,673
Drug Retail 1.67%		20,307,000

CVS Corp.	700,000	20,307,000
Electrical Components & Equipment 2.36%		28,720,000

Emerson Electric Co.	400,000	28,720,000

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

General Merchandise Stores 0.87%		10,588,527

Target Corp. (L)	203,900	10,588,527
Health Care Equipment 2.22%		27,055,043

Medtronic, Inc. (L)	504,570	27,055,043
Home Improvement Retail 2.40%		29,250,480

Lowe's Cos., Inc. (L)	454,200	29,250,480
Household Products 3.04%		36,919,138

Colgate-Palmolive Co.	300,000	15,837,000
Procter & Gamble Co. (The) (L)	354,560	21,082,138
Industrial Conglomerates 5.51%		67,046,397

3M Co. (L)	276,950	20,317,052
General Electric Co.	1,068,350	35,971,345
Textron, Inc.	150,000	10,758,000
Industrial Gases 2.21%		26,879,144

Praxair, Inc.	560,800	26,879,144
Industrial Machinery 2.48%		30,118,056

Danaher Corp.	100,000	5,383,000
Dover Corp.	606,400	24,735,056
Integrated Oil & Gas 9.19%		111,820,461

BP Plc, American Depositary Receipt (ADR) (United
Kingdom)	351,500	24,903,775
Chevron Corp. (L)	302,300	19,567,879
Exxon Mobil Corp.	685,872	43,580,307
Total S.A., ADR (France) (L)	175,000	23,768,500
Integrated Telecommunication Services 0.99%		11,985,000

SBC Communications, Inc. (L)	500,000	11,985,000
Investment Banking & Brokerage 3.79%		46,165,398

Goldman Sachs Group, Inc. (The) (L)	203,100	24,692,898
Merrill Lynch & Co., Inc.	350,000	21,472,500
Movies & Entertainment 0.40%		4,826,000

Disney (Walt) Co. (The)	200,000	4,826,000
Multi-Line Insurance 3.20%		38,936,855

American International Group, Inc.	407,720	25,262,331
Hartford Financial Services Group, Inc. (The) (L)	177,200	13,674,524
Oil & Gas Exploration & Production 0.51%		6,254,150

EOG Resources, Inc.	83,500	6,254,150

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Other Diversified Financial Services 2.13%				25,921,683

Citigroup, Inc.			569,457	25,921,683
Pharmaceuticals 6.98%				84,956,937

Abbot Laboratories			701,700	29,752,080
Johnson & Johnson			407,850	25,808,748
Pfizer, Inc.			621,350	15,515,109
Wyeth			300,000	13,881,000
Semiconductors 1.24%				15,036,000

Linear Technology Corp.			400,000	15,036,000
Soft Drinks 2.63%				32,031,226

PepsiCo, Inc. (L)			564,825	32,031,226
Systems Software 2.69%				32,755,576

Microsoft Corp.			1,273,050	32,755,576
Tobacco 1.99%				24,254,275

Altria Group, Inc.			329,050	24,254,275
		Credit
Issuer, description		rating (A)	Shares	Value
Preferred stocks 0.55%				$6,735,000
(Cost $6,000,000)

Oil & Gas Exploration & Production 0.55%				6,735,000

Lasmo America Ltd., 8.15%, Ser A (S)		A+	60,000	6,735,000
	Interest		Par value
Issuer, description, maturity date	rate (%)		($000)	Value
Short-term investments 18.89%				$229,806,909
(Cost $229,806,909)

Joint Repurchase Agreement 3.68%				44,739,000

Investment in a joint repurchase agreement transaction
with Morgan Stanley - Dated 9-30-05 due 10-3-05
(secured by U.S. Treasury Inflation Indexed Bond 3.375%
due 4-15-32)	3.250		44,739	44,739,000
			Shares
Cash Equivalents 15.21%				185,067,909

AIM Cash Investment Trust (T)			185,067,909	185,067,909

Total investments 100.00%				$1,216,661,321

John Hancock Sovereign Investors Fund Footnotes to Schedule of Investments September 30, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I)	Non-income-producing security.

(L)	All or a portion of this security is on loan as of September 30, 2005.

(S)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,735,000 or 0.55% of the Fund's total investments as of September 30, 2005.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2005, including short-term investments, was $935,582,578. Gross unrealized appreciation and depreciation of investments aggregated $286,686,078 and $5,607,335, respectively, resulting in net unrealized appreciation of $281,078,743.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet www.jhfunds.com

Mail

Regular mail:
John Hancock
Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Express mail:
John Hancock
Signature Services, Inc.
Mutual Fund Image Operations
380 Stuart Street
Boston, MA 02116

Phone

Customer service representatives	**1-800-225-5291**
24-hour automated information	**1-800-338-8080**
TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

290Q3 9/05
11/05

JOHN HANCOCK

Balanced Fund

9.30.2005 **Quarterly Portfolio Holdings**

JOHN HANCOCK FUNDS

John Hancock
Balanced Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Bonds 15.98%					$20,357,608
(Cost $19,875,408)

Broadcasting & Cable TV 0.81%					1,038,518

Comcast Cable Communications, Inc.,
Note	6.200	11-15-08	BBB+	1,000	1,038,518
Consumer Finance 4.36%					5,552,491

Ford Motor Credit Co.,
Note	6.625	06-16-08	BB+	1,500	1,466,066
Household Finance Corp.,
Sr Note	6.500	01-24-06	A	2,015	2,028,785
Sr Note	6.400	06-17-08	A	1,000	1,043,115
Standard Credit Card Master Trust,
Pass Thru Ctf Ser 1994-2 Class A	7.250	04-07-06	AAA	1,000	1,014,525
Electric Utilities 2.47%					3,146,435

Kansas City Power & Light Co.,
Sr Note	6.500	11-15-11	BBB	1,000	1,080,338
Tucson Electric Power Co.,
1st Collateral Trust Bond Ser B	7.500	08-01-08	BBB-	1,944	2,066,097
Electrical Components & Equipment 1.45%					1,842,291

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,750	1,842,291
Foreign Government 0.67%					860,339

Canada, Government of,
Treasury Bill (Canada) (D)	Zero	10-20-05	AAA	1,000	860,339
Gas Utilities 0.01%					17,013

Kinder Morgan Energy Partners, L.P.,
Sr Bond	7.750	03-15-32	BBB+	14	17,013
Health Care Services 1.61%					2,047,026

Caremark Rx, Inc.,
Sr Note	7.375	10-01-06	AAA	2,000	2,047,026
Multi-Utilities & Unregulated Power 2.02%					2,577,994

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB-	2,000	2,577,994
Other Diversified Financial Services 1.77%					2,248,420

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	1,000	1,187,840

John Hancock
Balanced Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

General Electric Capital Corp.,
Note Ser A	6.125	02-22-11	AAA	1,000	1,060,580
Paper Products 0.01%					7,591

Norske Skogindustrier ASA
Note (Norway) (S)	7.625	10-15-11	BBB-	7	7,591
Regional Banks 0.79%					1,005,538

Greater Bay Bancorp,
Sr Note Ser B	5.250	03-31-08	BBB-	1,000	1,005,538
Specialized Finance 0.01%					13,952

Principal Life Global Funding I,
Note (S)	6.250	02-15-12	AA	13	13,952
Issuer				Shares	Value
Common stocks 64.44%					$82,090,227
(Cost $69,326,536)

Aluminum 2.15%					2,734,672

Novelis, Inc. (Canada)				127,550	2,734,672
Apparel Retail 0.52%					665,826

Gap, Inc. (The)				38,200	665,826
Biotechnology 1.12%					1,422,109

Amgen, Inc. (I)				17,850	1,422,109
Broadcasting & Cable TV 5.95%					7,585,959

Liberty Global, Inc. (Class A) (I)				68,800	1,863,104
Liberty Global, Inc. (Class C) (I)				68,800	1,771,600
News Corp. (Class B)				239,470	3,951,255
Computer Hardware 0.72%					919,632

Brocade Communications Systems, Inc. (I)				225,400	919,632
Diversified Banks 2.51%					3,197,700

UBS AG (Switzerland)				37,400	3,197,700
Diversified Metals & Mining 2.65%					3,370,931

Freeport-McMoRan Copper & Gold, Inc. (Class B)				69,375	3,370,931
Electric Utilities 2.65%					3,378,740

Allegheny Energy, Inc. (I)				59,800	1,837,056
Reliant Resources, Inc. (I)				99,850	1,541,684
Electrical Components & Equipment 0.61%					773,461

Samsung Electronics Co., Ltd., Global Depositary
Receipt (South Korea) (S)				2,740	773,461

John Hancock
Balanced Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Food Retail 1.01%		1,288,381

Tesco Plc (United Kingdom)	235,305	1,288,381
Gas Utilities 1.93%		2,460,262

Southern Union Co. (I)	95,470	2,460,262
Gold 2.50%		3,177,843

Newmont Mining Corp.	67,370	3,177,843
Health Care Equipment 1.82%		2,313,816

Boston Scientific Corp. (I)	38,000	888,060
Hospira, Inc. (I)	34,800	1,425,756
Industrial Conglomerates 0.46%		586,440

3M Co.	7,994	586,440
Industrial Machinery 0.26%		329,320

Illinois Tool Works, Inc.	4,000	329,320
Insurance Brokers 2.89%		3,684,577

Benfield Group Plc (United Kingdom)	270,000	1,487,902
Willis Group Holdings Ltd. (Bermuda)	58,500	2,196,675
Integrated Oil & Gas 2.24%		2,852,659

Amerada Hess Corp.	950	130,625
Suncor Energy, Inc. (Canada)	44,970	2,722,034
Integrated Telecommunication Services 4.18%		5,319,236

NTL, Inc. (I)	27,820	1,858,376
Telewest Global, Inc. (United Kingdom) (I)	150,800	3,460,860
Investment Banking & Brokerage 0.56%		714,705

Morgan Stanley	13,250	714,705
Life & Health Insurance 1.12%		1,428,894

Prudential Financial, Inc.	21,150	1,428,894
Multi-Utilities & Unregulated Power 4.06%		5,168,217

British Energy Group Plc (United Kingdom) (I)	533,564	4,521,417
Constellation Energy Group	10,500	646,800
Oil & Gas Drilling 0.82%		1,049,260

GlobalSantaFe Corp. (Cayman Islands)	23,000	1,049,260
Oil & Gas Exploration & Production 7.72%		9,837,180

Canadian Natural Resources Ltd. (Canada)	71,000	3,208,490
CNX Gas Corp. (I) (S)	39,880	817,540
Rosetta Resources, Inc. (I) (S)	305,850	5,811,150

John Hancock
Balanced Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Oil & Gas Refining, Marketing & Transportation 0.72%					921,840

Williams Cos., Inc. (The)				36,800	921,840
Pharmaceuticals 4.14%					5,275,128

Abbot Laboratories				30,300	1,284,720
Johnson & Johnson				6,260	396,133
Novartis AG, American Depositary Receipt (ADR)
(Switzerland)				27,012	1,377,612
Shire Pharmaceutical Group Plc, ADR (United
Kingdom)				59,926	2,216,663
Precious Metals & Minerals 2.39%					3,042,241

Apex Silver Mines Ltd. (Cayman Islands) (I)				193,650	3,042,241
Reinsurance 0.28%					359,860

Endurance Specialty Holdings Ltd.				10,550	359,860
Systems Software 3.18%					4,049,929

Microsoft Corp.				146,905	3,779,866
Novell, Inc. (I)				36,250	270,063
Wireless Telecommunication Services 3.28%					4,181,409

NII Holdings, Inc. (I)				6,300	532,035
Sprint Nextel Corp.				153,464	3,649,374
			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 2.64%					$3,367,500
(Cost $3,000,000)

Oil & Gas Exploration & Production 2.64%					3,367,500

Lasmo America Ltd., 8.15%, Ser A (S)			A+	30,000	3,367,500
	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
U.S. government and agencies securities					$13,658,704
10.73%
(Cost $13,267,527)

Government U.S. 5.62%					7,155,304

United States Treasury,
Bond (L)	6.000	02-15-26	AAA	1,000	1,179,375
Bond (L)	5.375	02-15-31	AAA	675	756,211
Note (L)	6.000	08-15-09	AAA	750	797,608
Note (L)	4.000	03-15-10	AAA	2,000	1,982,188
Note (L)	3.875	07-15-10	AAA	1,000	984,805
Note (L)	3.375	09-15-09	AAA	1,500	1,455,117

John Hancock
Balanced Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Government U.S. Agency 5.11%					6,503,400

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	08-01-08	AAA	52	53,631
15 Yr Pass Thru Ctf	7.000	07-01-11	AAA	114	119,325
15 Yr Pass Thru Ctf	6.500	08-01-16	AAA	41	42,562
15 Yr Pass Thru Ctf	4.500	12-01-17	AAA	704	691,031
30 Yr Pass Thru Ctf	8.000	01-01-31	AAA	20	21,663
30 Yr Pass Thru Ctf	7.500	04-01-31	AAA	25	26,754
30 Yr Pass Thru Ctf	7.000	06-01-31	AAA	17	18,580
30 Yr Pass Thru Ctf	7.000	06-01-32	AAA	15	16,499
Note (L)	6.000	05-15-11	AAA	1,500	1,604,746
Financing Corp.,
Bond Ser E	9.650	11-02-18	AAA	1,790	2,614,112
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	9.000	04-15-21	AAA	4	4,673
30 Yr Pass Thru Ctf	6.500	04-15-29	AAA	370	385,817
New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05-01-20	AAA	883	904,007

			Interest	Par value
Issuer, description, maturity date			rate (%)	($000)	Value
Short-term investments 6.21%					$7,915,000
(Cost $7,915,000)

Joint Repurchase Agreement 6.21%					7,915,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated 9-30-05 due
10-3-05 (secured by U.S. Treasury Inflation Indexed
Bond 3.875% due 4-15-32)			3.250	7,915	7,915,000

Total investments 100.00%					$127,389,039

John Hancock Balanced Fund Footnotes to Schedule of Investments September 30, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(D)	Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(I)	Non-income-producing security.

(L)	All or a portion of this security is on loan as of September 30, 2005.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $10,791,194 or 8.47% of the Fund's total investments as of September 30, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated, unless indicated otherwise.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2005, including short-term investments, was $113,384,471. Gross unrealized appreciation and depreciation of investments aggregated $15,865,747 and $1,861,179, respectively, resulting in net unrealized appreciation of $14,004,568.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet www.jhfunds.com

Mail

Regular mail:
John Hancock
Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Express mail:
John Hancock
Signature Services, Inc.
Mutual Fund Image Operations
380 Stuart Street
Boston, MA 02116

Phone

Customer service representatives	**1-800-225-5291**
24-hour automated information	**1-800-338-8080**
TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Balanced Fund.

360Q3 9/05
11/05

JOHN HANCOCK

Large Cap Equity Fund

9.30.2005 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Issuer	Shares	Value
Common stocks 81.31%		$479,926,147
(Cost $392,467,773)

Aerospace & Defense 0.06%		349,942

Boeing Co. (The)	5,150	349,942
Agricultural Products 0.70%		4,148,969

Corn Products International, Inc.	205,700	4,148,969
Aluminum 3.89%		22,976,390

Novelis, Inc. (Canada)	1,071,660	22,976,390
Biotechnology 0.74%		4,345,998

Amgen, Inc. (I)	54,550	4,345,998
Brewers 0.04%		225,960

Anheuser-Busch Cos., Inc.	5,250	225,960
Broadcasting & Cable TV 7.79%		45,963,804

DIRECTV Group, Inc. (The) (I)(L)	547,162	8,196,487
Liberty Global, Inc. (Class A) (I)	450,100	12,188,708
Liberty Global, Inc. (Class C) (I)	450,100	11,590,075
News Corp. (Class B) (L)	845,046	13,943,259
Time Warner, Inc. (I)	2,500	45,275
Diversified Financial Services 1.39%		8,212,275

UBS AG (Switzerland)	96,050	8,212,275
Diversified Metals & Mining 5.56%		32,817,548

Agnico-Eagle Mines Ltd. (Canada) (L)	1,315,300	19,479,593
Freeport-McMoRan Copper & Gold, Inc. (Class B) (L)	274,500	13,337,955
Electric Utilities 2.66%		15,718,524

Allegheny Energy, Inc. (I)(L)	213,350	6,554,112
Reliant Resources, Inc. (I)	593,550	9,164,412
Electrical Components & Equipment 0.63%		3,737,456

Samsung Electronics Co., Ltd., Global Depositary
Receipt (GDR) (South Korea) (S)	13,240	3,737,456
Food Retail 0.90%		5,294,898

Tesco Plc (United Kingdom)	967,040	5,294,898
Gas Utilities 1.11%		6,537,334

Southern Union Co. (I)	253,680	6,537,334

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Gold 5.54%		32,723,955

Newmont Mining Corp. (L)	634,100	29,910,497
Placer Dome, Inc. (Canada) (L)	164,050	2,813,458
Health Care Equipment 1.47%		8,665,067

Boston Scientific Corp. (I)	72,750	1,700,167
Hospira, Inc. (I)	170,000	6,964,900
Health Care Services 0.03%		146,295

Caremark Rx, Inc. (I)	2,930	146,295
Home Improvement Retail 0.03%		160,188

Home Depot, Inc. (The)	4,200	160,188
Household Products 0.02%		132,001

Procter & Gamble Co. (The)	2,220	132,001
Hypermarkets & Super Centers 0.04%		241,010

Wal-Mart Stores, Inc.	5,500	241,010
Insurance Brokers 4.03%		23,811,610

Benfield Group Plc (Bermuda)	2,082,214	11,474,557
Willis Group Holdings Ltd. (Bermuda)	328,550	12,337,053
Integrated Oil & Gas 3.44%		20,297,455

Amerada Hess Corp.	2,750	378,125
Chevron Corp.	4,400	284,812
ConocoPhillips	4,800	335,568
Petro-Canada (Canada)	19,800	828,220
Suncor Energy, Inc. (Canada)	305,150	18,470,730
Integrated Telecommunication Services 0.65%		3,824,300

NTL, Inc. (I)	57,250	3,824,300
Life & Health Insurance 1.59%		9,384,084

Prudential Financial, Inc.	138,900	9,384,084
Managed Health Care 0.30%		1,778,791

Aetna, Inc.	20,650	1,778,791
Metal & Glass Containers 0.93%		5,470,608

Crown Holdings, Inc. (I)	343,200	5,470,608
Multi-Utilities & Unregulated Power 6.23%		36,749,930

British Energy Group Plc (United Kingdom) (I)	4,019,486	34,061,090
Constellation Energy Group	43,650	2,688,840

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Oil & Gas Drilling 1.94%				11,460,810

GlobalSantaFe Corp. (Cayman Islands)			246,050	11,224,801
Rowan Cos., Inc. (I)			6,650	236,009
Oil &Gas Exploration & Production 9.58%				56,539,909

Canadian Natural Resources Ltd. (Canada)			475,600	21,492,364
CNX Gas Corp. (I)(S)			245,095	5,024,447
EnCana Corp. (Canada)			12,200	711,382
EOG Resources, Inc.			27,250	2,041,025
Rosetta Resources, Inc. (I)			1,427,845	27,129,055
Talisman Energy, Inc. (Canada)			2,900	141,636
Oil & Gas Refining, Marketing & Transportation 3.91%				23,103,615

Williams Cos., Inc. (The)			922,300	23,103,615
Pharmaceuticals 2.35%				13,849,082

Novartis AG, American Depositary Receipt (ADR)
(Switzerland)			88,970	4,537,470
Pfizer, Inc.			5,000	124,850
Shire Pharmaceutical Group Plc, (ADR) (United Kingdom)			248,358	9,186,762
Precious Metals & Minerals 2.71%				15,997,493

Apex Silver Mines Ltd. (Cayman Islands) (I)(L)			1,018,300	15,997,493
Restaurants 1.35%				7,989,040

McDonald's Corp.			238,550	7,989,040
Soft Drinks 0.03%				180,905

PepsiCo, Inc.			3,190	180,905
Systems Software 1.90%				11,220,853

Microsoft Corp.			436,100	11,220,853
Telecommunication Services 3.69%				21,802,500

Telewest Global, Inc. (I)			950,000	21,802,500
Wireless Telecommunication Services 4.08%				24,067,548

Sprint Nextel Corp.			1,012,092	24,067,548
	Exercise	Expiration	Number of
Issuer	price ($)	date	contracts	Value
Options 0.79%				$4,662,225
(Cost $7,684,741)

Options Purchased 0.79%				4,662,225

Analog Devices, Inc.	40.00	01-23-06	1,417	510,120
Applied Materials, Inc.	17.50	01-23-06	2,400	312,000
Capital One Financial Corp.	70.00	01-23-06	1,620	187,920
Dell, Inc.	32.50	02-20-06	4,000	500,000
Dow Chemical Co. (The)	45.00	03-20-06	965	424,600
Fannie Mae	50.00	01-23-06	1,250	775,000

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Ford Motor Co.	12.50	01-23-06	681	180,465
Google, Inc.	320.00	03-20-06	50	133,500
Intel Corp.	20.00	01-23-06	5,800	58,000
Intel Corp.	22.50	01-23-06	2,200	99,000
Intel Corp.	25.00	01-23-06	3,000	420,000
MBIA, Inc.	50.00	01-23-06	185	19,425
Research in Motion Ltd.	60.00	03-20-06	760	258,400
S&P 500 Index	1,150.00	12-19-05	247	180,310
Texas Instruments, Inc.	22.50	01-23-06	2,460	12,300
Toll Brothers, Inc.	50.00	03-20-06	515	391,400
Wells Fargo & Co.	60.00	01-23-06	701	199,785

		Interest	Par value
Issuer, description, maturity date		rate (%)	($000)	Value
Short-term investments 17.90%				$105,629,192
(Cost $105,629,192)

Joint Repurchase Agreement 7.55%				44,535,000

Investment in a joint repurchase agreement transaction
with Morgan Stanley - Dated 9-30-05, due 10-3-05
(Secured by U.S. Treasury Inflation Indexed Bond
3.375%, due 4-15-32)		3.250	44,535	44,535,000

			Shares
Cash Equivalents 10.35%				61,094,192

AIM Cash Investment Trust (T)			61,094,192	61,094,192

Total investments 100.00%				$590,217,564

John Hancock Large Cap Equity Fund Footnotes to Schedule of Investments September 30, 2005 (unaudited)

(I)	Non-income-producing security.

(L)	All or a portion of this security is on loan as of September 30, 2005.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,761,903 or 1.48% of the Fund's total investments as of September 30, 2005.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2005, including short-term investments, was $505,781,706. Gross unrealized appreciation and depreciation of investments aggregated $94,685,667 and $10,249,809, respectively, resulting in net unrealized appreciation of $84,435,858.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

500Q3 9/05
11/05

JOHN HANCOCK

Small Cap Intrinsic Value Fund

9.30.2005 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Issuer	Shares	Value
Common stocks 87.17%		$3,342,997
(Cost $3,127,541)

Aluminum 3.92%		150,509

Novelis, Inc. (Canada)	7,020	150,509
Apparel Retail 2.60%		99,640

DSW, Inc. (Class A) (I)(L)	4,700	99,640
Computer Hardware 2.80%		107,508

Brocade Communications Systems, Inc. (I)	26,350	107,508
Construction & Farm Machinery & Heavy Trucks 0.79%		30,394

AGCO Corp. (I)	1,670	30,394
Diversified Commercial Services 2.77%		106,172

Sotheby's Holdings, Inc. (Class A) (I)	6,350	106,172
Diversified Metals & Mining 5.83%		223,377

Agnico-Eagle Mines Ltd. (Canada)	11,600	171,796
Massey Energy Co.	1,010	51,581
Environmental Services 6.02%		230,860

Clean Harbors, Inc. (I)(L)	6,800	230,860
Food Retail 3.96%		152,019

Diamond Foods, Inc. (I)(L)	8,890	152,019
Gas Utilities 3.55%		136,091

Southern Union Co. (I)	5,281	136,091
Health Care Facilities 2.11%		80,758

Kindred Healthcare, Inc. (I)	2,710	80,758
Home Furnishings 2.69%		103,179

Hunter Douglas N.V. (Netherlands)	2,160	103,179
Insurance Brokers 3.45%		132,208

Benfield Group Plc (United Kingdom)	23,991	132,208
Internet Software & Services 5.06%		194,050

ActivCard Corp. (I)	22,060	95,520
deltathree, Inc. (I)(L)	33,400	98,530

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Investment Banking & Brokerage 1.72%		66,006

Aether Holdings, Inc. (I)	19,300	66,006
Oil & Gas Exploration & Production 6.56%		251,632

Blackrock Ventures, Inc. (Canada) (I)	6,700	59,749
CNX Gas Corp. (I)	1,610	33,005
Equator Exploration Ltd. (British Virgin Islands) (I)	11,500	49,438
Rosetta Resources, Inc. (I)	5,760	109,440
Precious Metals & Minerals 2.59%		99,444

Apex Silver Mines Ltd. (Cayman Islands) (I)	6,330	99,444
Publishing 1.56%		59,780

Hollinger International, Inc.	6,100	59,780
Regional Banks 2.06%		79,103

United Financial Bancorp, Inc. (I)	7,120	79,103
Reinsurance 4.58%		175,760

Endurance Specialty Holdings Ltd. (Bermuda)	2,100	71,631
IPC Holdings Ltd. (Bermuda)	1,340	43,751
Platinum Underwriters Holdings Ltd. (Bermuda)	2,020	60,378
Systems Software 8.18%		313,547

Aspen Technology, Inc. (I)	28,190	176,187
Peregrine Systems, Inc. (I)	5,440	137,360
Telecommunication Services 6.78%		259,828

Arris Group, Inc. (I)	11,450	135,797
RCN Corp. (I)	5,845	124,031
Wireless Telecommunication Services 7.59%		291,132

Leap Wireless International, Inc. (I)	4,745	167,024
USA Mobility, Inc. (I)	4,600	124,108

Short-term investments 12.83%		$492,228
(Cost $492,228)

Cash Equivalents 12.83%		492,228

AIM Cash Investment Trust (T)	492,228	492,228

Total investments 100.00%		$3,835,225

John Hancock Small Cap Intrinsic Value Fund Footnotes to Schedule of Investments September 30, 2005 (unaudited)

(I)	Non-income-producing security.

(L)	All or a portion of this security is on loan as of September 30, 2005.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2005, including short-term investments, was $3,619,769. Gross unrealized appreciation and depreciation of investments aggregated $394,013 and $178,557, respectively, resulting in net unrealized appreciation of $215,456.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

640Q3 9/05
11/05

JOHN HANCOCK

Large Cap Intrinsic Value Fund

9.30.2005 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Large Cap Intrinsic Value Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Issuer	Shares	Value
Common stocks 97.79%		$3,354,838
(Cost $2,940,732)

Agricultural Products 0.79%		27,229

Corn Products International, Inc.	1,350	27,229
Aluminum 4.35%		149,222

Novelis, Inc. (Canada)	6,960	149,222
Brewers 2.03%		69,725

Anheuser-Busch Cos., Inc.	1,620	69,725
Broadcasting & Cable TV 11.20%		384,225

DIRECTV Group, Inc. (The) (I)	3,150	47,187
Liberty Global, Inc. (Class A) (I)	3,600	97,488
Liberty Global, Inc. (Class C) (I)	3,600	92,700
News Corp. (Class B)	8,900	146,850
Computer Hardware 0.98%		33,456

Brocade Communications Systems, Inc. (I)	8,200	33,456
Diversified Metals & Mining 7.85%		269,159

Agnico-Eagle Mines Ltd. (Canada)	10,300	152,543
Freeport-McMoRan Copper & Gold, Inc. (Class B)	2,400	116,616
Electric Utilities 2.93%		100,380

Korea Electric Power Corp., American Depositary Receipt (ADR)
(South Korea)	5,668	100,380
Electrical Components & Equipment 2.63%		90,331

Samsung Electronics Co., Ltd., Global Depositary Receipt (GDR)
(South Korea) (S)	320	90,331
Fire, Marine & Casualty Insurance 3.58%		122,895

Berkshire Hathaway, Inc. (Class B) (I)	45	122,895
Food Retail 2.56%		87,677

Tesco Plc (United Kingdom)	16,013	87,677
Gold 8.82%		302,647

Newmont Mining Corp.	4,580	216,039
Placer Dome, Inc. (Canada)	5,050	86,608

John Hancock
Large Cap Intrinsic Value Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Health Care Equipment 1.87%		64,225

Boston Scientific Corp. (I)	250	5,843
Hospira, Inc. (I)	1,425	58,382
Insurance Brokers 2.52%		86,365

Willis Group Holdings Ltd. (Bermuda)	2,300	86,365
Integrated Oil & Gas 3.65%		125,170

Amerada Hess Corp.	250	34,375
Suncor Energy, Inc. (Canada)	1,500	90,795
Integrated Telecommunication Services 7.53%		258,346

NTL, Inc. (I)	800	53,440
Sprint Nextel Corp.	3,328	79,140
Telewest Global, Inc. (United Kingdom) (I)	5,480	125,766
Life & Health Insurance 1.63%		56,075

Prudential Financial, Inc.	830	56,075
Metal & Glass Containers 1.05%		35,865

Crown Holdings, Inc. (I)	2,250	35,865
Multi-Utilities & Unregulated Powers 5.26%		180,411

British Energy Group Plc, (ADR) (United Kingdom) (I)	21,290	180,411
Oil & Gas Drilling 4.04%		138,678

GlobalSantaFe Corp. (Cayman Islands)	1,600	72,992
OPTI Canada, Inc. (Canada) (I)	1,930	65,686
Oil & Gas Exploration & Production 5.72%		196,374

Canadian Natural Resources Ltd. (Canada)	3,250	146,867
CNX Gas Corp. (I)(S)	2,415	49,507
Oil & Gas Refining, Marketing & Transportation 5.11%		175,350

Williams Cos., Inc. (The)	7,000	175,350
Pharmaceuticals 3.23%		110,839

Abbot Laboratories	1,350	57,240
Shire Pharmaceutical Group Plc, (ADR) (United Kingdom)	1,449	53,599
Systems Software 2.70%		92,628

Microsoft Corp.	3,600	92,628
Tobacco 3.16%		108,510

British American Tobacco Plc (United Kingdom)	5,150	108,510
Wireless Telecommunication Services 2.60%		89,056

Leap Wireless International, Inc. (I)	2,530	89,056

John Hancock
Large Cap Intrinsic Value Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)
	Exercise	Expiration	Number of
Issuer	price ($)	date	Contracts	Value
Options 0.03%				$1,140
(Cost $901)

Options Purchased 0.03%				1,140

Wells Fargo & Co.	60.00	01-23-06	2	1,140
Units 2.18%				$74,753
(Cost $65,736)

Oil & Gas Exploration & Production 2.18%				74,753

Enerplus Resources Fund (Canada)			1,580	74,753

Total investments 100.00%				$3,430,731

John Hancock Large Cap Intrinsic Value Fund Footnotes to Schedule of Investments September 30, 2005 (unaudited)

(I)	Non-income-producing security.

(S)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Rule 144A securities amounted to $139,838 or 4.08% of the Fund's total investments as of September 30, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2005, including short-term investments, was $3,007,369. Gross unrealized appreciation and depreciation of investments aggregated $461,164 and $37,802, respectively, resulting in net unrealized appreciation of $423,362.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Intrinsic Value Fund.

690Q3 9/05
11/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: November 28, 2005

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: November 28, 2005